Shareholder Report, Line Graph (Details) - USD ($)	6 Months Ended
	Jan. 31, 2025	Jan. 31, 2024	Jan. 31, 2023	Jan. 31, 2022	Jan. 31, 2021	Jan. 31, 2020	Jan. 31, 2019	Sep. 17, 2018
C000204431
Account Value [Line Items]
Line Graph and Table Measure Name	Anfield Universal Fixed Income ETF
Account Value	$ 11,386	$ 10,684	$ 9,809	$ 10,060	$ 10,188	$ 10,083	$ 10,079	$ 10,000
Bloomberg U.S. Aggregate 1-3 year Index (USD)
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate 1-3 year Index (USD)
Account Value	$ 11,415	10,929	10,486	10,727	10,862	10,593	10,165	10,000
ICE BofA SOFR Overnight Rate Index (LUS0)
Account Value [Line Items]
Line Graph and Table Measure Name	United States SOFR Secured Overnight Financing Rate Compound Ind
Account Value	$ 11,683	11,096	10,539	10,329	10,325	10,299	10,084	10,000
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Account Value	$ 10,920	$ 10,699	$ 10,479	$ 11,435	$ 11,785	$ 11,254	$ 10,264	$ 10,000